Schedule of Contributions to Benefit Plan (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension and OPEB Plan Cash Contributions
Total Contributions	$ 259	$ 104	$ 193	$ 61
Pension plans contributions
Pension and OPEB Plan Cash Contributions
Total Contributions		93	175	43
OPEB Plan contributions
Pension and OPEB Plan Cash Contributions
Total Contributions		$ 11	$ 18	$ 18